CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 24,524	$ 36,797
Short-term deposits	26,057	20,091
Trade and other receivables (note 5)	8,887	14,780
Inventories (note 6(a))	4,828	5,294
Loan receivable (note 7)	5,048	0
Reimbursement rights (note 10)	6,385	4,446
Derivative assets (note 12)	738	0
Other current assets	504	401
Total current assets	76,971	81,809
Non-current assets:
Restricted cash (note 9(a))	1,237	1,234
Inventories – non-current (note 6(b))	1,420	1,580
Reimbursement rights (note 10)	4,470	6,588
Mineral properties, plant and equipment (note 8)	13,391	14,966
Exploration and evaluation assets (note 9)	15,065	15,633
Deferred tax assets (note 17)	222	70
Total Assets	112,776	121,880
Current liabilities:
Trade payables and accrued liabilities (note 11)	10,647	11,313
Derivative liabilities (note 12)	0	85
Reclamation and remediation provision – current (note 13)	4,473	4,446
Total current liabilities	15,120	15,844
Non-current liabilities:
Reclamation and remediation provision (note 13)	22,947	22,965
Deferred tax liabilities (note 17)	2,053	1,930
Total liabilities	40,120	40,739
Shareholders' equity:
Share capital (note 14)	130,912	130,201
Reserves	19,829	18,962
Deficit	(78,085)	(68,022)
Total Equity	72,656	81,141
Total Liabilities and Stockholders Equity	$ 112,776	$ 121,880